Warrant Liability (Details)	12 Months Ended
Sep. 30, 2024 $ / shares
Warrant Liability [Line Items]
Exercise price per warrant	$ 11.17
Warrant trading days	30
Warrant [Member]
Warrant Liability [Line Items]
Weighted average exercise price	$ 16
Public Warrant [Member]
Warrant Liability [Line Items]
Weighted average exercise price	12
Private Warrant [Member]
Warrant Liability [Line Items]
Weighted average exercise price	$ 14
Sponsor [Member]
Warrant Liability [Line Items]
Warrant trading days	20